18. Loans and Borrowings	12 Months Ended
Dec. 31, 2017
Loans And Borrowings
Loans and Borrowings

Note 18 — Loans and Borrowings

The book value of loans and borrowings consist of the following:

Loans and borrowings	2017	2016	2015
Non-current
Bank loans	$–	$4,179,528	$4,301,125
Finance lease creditor	17,148,421	16,054,972	16,518,357
Other loans	997,826	875,816	901,297
Total non-current	18,146,247	21,110,316	21,720,779
Current
Revolving lines of credit	812,913	711,675	680,075
Bank loans	1,604,426	1,683,705	1,660,946
Finance lease creditor	1,131,182	921,634	1,856,354
Other loans	889,833	889,833	889,833
Total current	4,438,354	4,206,847	5,087,208
Total loans and borrowings	$22,584,601	$25,317,163	$26,807,987

Bank loans

Bank loans include both secured and unsecured bank loans. Certain bank loans are secured by the investment properties. In addition to using the investment properties as collateral, some of the loans are further personally guaranteed by the former owners of the properties. The total fair value of the investment properties used as collateral was $3,907,149, $9,043,064 and $9,452,760 as of December 31, 2017, 2016 and 2015 respectively.

The tables below show the detail of bank loans by expiry date and rate. All bank loan contracts provide for floating rates.

2017	Floating rate	Total

Expiry within 1 year	$1,604,426	$1,604,426
Expiry within 1 and 5 years	–	–
Expiry in more than 5 years	–	–
Total	$1,604,426	$1,604,426

2016	Floating rate	Total

Expiry within 1 year (current)	$1,683,705	$1,683,705
Expiry within 1 and 5 years (non-current)	1,438,478	1,438,478
Expiry in more than 5 years (non-current)	2,741,050	2,741,050
Total	$5,863,233	$5,863,233

2015	Floating rate	Total

Expiry within 1 year (current)	$1,660,946	$1,660,946
Expiry within 1 and 5 years (non-current)	1,507,833	1,507,833
Expiry in more than 5 years (non-current)	2,793,292	2,793,292
Total	$5,962,071	$5,962,071

As of December 31, 2017, 2016 and 2015, the effective interest rate varies from EURIBOR+1.125% to EURIBOR+2.554%. This amounted to 0.795% to 2.224% as of December 31, 2017.

During 2014, one of the Subsidiaries missed certain scheduled repayments on a bank loan totaling $193,011 in principal and $22,680 in interest. Except for these missed scheduled repayments, the Group has been current on all scheduled repayments since the beginning of 2014. According to the applicable mortgage agreement, missing scheduled payments can cause the bank to request immediate repayment of the residual debt totaling approximately $1,515,720 as of December 31, 2014. Management initiated negotiations with the bank to postpone repayment for 12 months in 2014. Separately during 2014, one of the other Subsidiaries missed certain scheduled finance lease payments to the leasing department of the same bank. During 2017, the bank official, denied the Group’s request and requested immediate repayment of the residual debt. As a result, Management has classified such residual debt as current loans and borrowings as of December 31, 2017, 2016 and 2015. On November 10, 2017, the Company ceased control of one of the affected subsidiaries and, as a result, transferred all the bank loans back to its prior owner.

Revolving lines of credit

The Group has outstanding balances at December 31, 2017, 2016 and 2015 as follows:

2017	Floating rate	Fixed rate	Total

Expiry within 1 year	$408,042	$404,871	$812,913
Expiry within 1 and 5 years	–	–	–
Expiry in more than 5 years	–	–	–
Total	$408,042	$404,871	$812,913

2016	Floating rate	Fixed rate	Total

Expiry within 1 year (current)	$356,309	$355,366	$711,675
Expiry within 1 and 5 years (non-current)	–	–	–
Expiry in more than 5 years (non-current)	–	–	–
Total	$356,309	$355,366	$711,675

2015	Floating rate	Fixed rate	Total

Expiry within 1 year (current)	$318,063	$362,012	$680,075
Expiry within 1 and 5 years (non-current)	–	–	–
Expiry in more than 5 years (non-current)	–	–	–
Total	$318,063	$362,012	$680,075

The facilities expiring within 1 year are annual facilities subject to renewal at various dates. As at December 31, 2017, 2016 and 2015, the effective interest rate varies from 8.025% to 12.97%, 4.86% to 15.50%, and 5.50% to 15.50% respectively.

The revolving lines of credit are unsecured, and personally guaranteed by the former owners of the properties. The total revolving lines of credit approved by the bank as of December 31, 2017, 2016 and 2015 were $120,220, $110,796 and $575,527, respectively. The total balances of the revolving lines of credit as of December 31, 2017, 2016 and 2015 were $118,694, $107,059 and $680,075, respectively. The revolving lines of credit were overdrawn on December 31, 2015. The overdrawn amounts were agreed to with the lender and not considered an event of default. During 2016, two of the lines of credit were revoked and one of the lines of credit expired without a renewal contract (all from the same lender). The balance on these three lines of credit, totaling $694,219, remains outstanding as of December 31, 2017. As of the date of this report, the Group has initiated a legal dispute as the plaintiff with the lender to obtain the forfeiture of these outstanding balances due to the bank’s breaching of contract and the unlawful accrual of interest on the amount in dispute.. The Company and the lender are pursuing active negotiations on the position of these outstanding balances and during the negotiation, the outstanding balances are considered in default. However, there can be no assurance the Company can obtain the forfeiture of these outstanding balances.

Finance lease creditor

See note “Finance leases” below.

Other loans

Non-current other loans consist of one loan from the current tenant of the property located on Via Lucania in Buccinasco. The loan proceeds were used for the modification of the property to the tenant’s specifications. The repayment of this loan will start in the year 2021 for a period of three years, and will offset the rent to be collected from the tenant. The effective interest rate is fixed at EURIBOR+1.90%.

Current other loans consist of an interest bearing convertible promissory note with the underwriters (see Note 21 — Note Payable to Underwriters).